Segment reporting - Product lines (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of products and services [line items]
Revenue	$ 9,716	$ 10,059	[1]	$ 9,945	[1]
Caps and closures
Disclosure of products and services [line items]
Revenue	153	221		306
Inter-segment eliminations
Disclosure of products and services [line items]
Revenue	(716)	(774)		(758)
Reynolds Consumer Products
Disclosure of products and services [line items]
Revenue	3,032	3,144		2,959
Reynolds Consumer Products | Waste and storage products
Disclosure of products and services [line items]
Revenue	1,203	1,227		1,157
Reynolds Consumer Products | Cooking products
Disclosure of products and services [line items]
Revenue	1,078	1,160		1,071
Reynolds Consumer Products | Tableware
Disclosure of products and services [line items]
Revenue	751	757		731
Pactiv Foodservice
Disclosure of products and services [line items]
Revenue	3,717	3,778		3,729
Pactiv Foodservice | Foodservice packaging
Disclosure of products and services [line items]
Revenue	3,717	3,778		3,729
Graham Packaging
Disclosure of products and services [line items]
Revenue	1,924	2,087		2,147
Graham Packaging | Food and beverage plastic containers
Disclosure of products and services [line items]
Revenue	1,356	1,443		1,487
Graham Packaging | All other plastic containers
Disclosure of products and services [line items]
Revenue	568	644		660
Evergreen
Disclosure of products and services [line items]
Revenue	1,606	1,603		1,562
Evergreen | Carton packaging
Disclosure of products and services [line items]
Revenue	812	799		774
Evergreen | Liquid packaging board
Disclosure of products and services [line items]
Revenue	446	438		453
Evergreen | Paper products
Disclosure of products and services [line items]
Revenue	$ 348	$ 366		$ 335

[1]	The information presented has been revised to reflect the presentation of certain businesses as discontinued operations. Refer to notes 2.6 and 7 for additional information.